Property, Plant and Equipment - Schedule of Property Plant and Equipment (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Carrying value	€ 15,761	€ 13,094	€ 12,690
Depreciation charge for year	1,071	1,006
Impairment charge	(36)
Europe Heavyside [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Impairment charge	(36)	0	0
Discontinued operations [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Depreciation charge for year	0	16	€ 22
Mineral bearing land [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Carrying value	€ 3,112	€ 2,831